PROVISIONS	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
PROVISIONS
22.	PROVISIONS

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Product warranty provision	50	50
Legal & regulatory provision	-	735
Disposal-related warranty settlement provision	-	150
Transformation provision	1,076	1,594
	1,126	2,529

Current	345	2,454
Non-current	781	75

During 2025 and 2024 the Group experienced no significant product warranty claims. However, the Group believes that it is appropriate to retain a product warranty provision to cover any future claims. The provision at December 31, 2025 represents the estimated cost of product warranties, the exact amount which cannot be determined. US$50,000 represents management’s best estimate of these obligations at December 31, 2025.

During the year, the Group recognised a provision of US$Nil (2024: US$0.7 million) in respect of a matter relating to second‑round Paycheck Protection Program (PPP) loans received by certain U.S. subsidiaries. During 2025, this matter was settled. Of the provision recognised at 31 December 2024, approximately US$0.3 million was utilised as part of the settlement. The remaining balance was released, resulting in a credit of US$0.2 million recognised within once‑off costs and a further credit of US$0.2 million recognised within finance costs, reflecting the reversal of previously accrued interest. As the matter has now been resolved, the Directors no longer consider that the disclosure of further information would be seriously prejudicial to the Group’s position, and accordingly the exemption applied under IAS 37.92 in the prior year is no longer required.

At December 31, 2025, the Company recognised a provision of US$1.1 million (2024: US$2.5 million) in respect of transformation activities undertaken as part of the Group’s business transformation programme (refer to Note 5). The transformation provision is expected to be fully utilised during the next 12 months. No further transformation provisions are anticipated at the reporting date.

The movement on provisions is as follows:

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Opening provision at January 1	2,529	50
Charged during the year	328	2,479
Utilised during the year	(1,316)	-
Released during the year	(415)
Closing provision at December 31	1,126	2,529